Eaton Vance Institutional Short Term Income Fund

Supplement to Prospectus dated May 1, 2007

1. The following replaces the second sentence in the first paragraph under "Fund Summary":

The Fund is a no-load diversified mutual fund which continuously offers its shares of beneficial interest to institutional investors.

2. The following replaces the sixth paragraph under "Fund Summary":

Because the Fund may engage in repurchase agreement ("repo") transactions with a limited number of counterparties, the Fund may lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a repo counterparty.

August 8, 2007	ISTIPS

EATON VANCE INSTITUTIONAL SHORT TERM INCOME FUND Supplement to Statement of Additional Information dated May 1, 2007

1. The following replaces the second sentence in the first paragraph on the cover page:

The Fund is a diversified, open-end management investment company.

2. The following is added as the last paragraph under "Strategies and Risks":

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

3. The following is added to the list of investment restrictions under "Investment Restrictions":

(8)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

August 8, 2007

Eaton Vance Institutional Short Term Treasury Fund

Supplement to Prospectus dated May 1, 2007

1. The following replaces the second sentence in the first paragraph under "Fund Summary":

The Fund is a no-load diversified mutual fund which continuously offers its shares of beneficial interest to institutional investors.

2. The following replaces the fourth paragraph under "Fund Summary":

Because the Fund may engage in repurchase agreement ("repo") transactions with a limited number of counterparties, the Fund may lose value as a result of an adverse corporate, economic, regulatory or other occurrence affecting a repo counterparty.

August 8, 2007	ISTTPS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND Supplement to Statement of Additional Information dated May 1, 2007

1. The following replaces the second sentence in the first paragraph on the cover page:

The Fund is a diversified, open-end management investment company.

2.	The following is added to the list of investment restrictions in "Investment Restrictions":

	(8)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

August 8, 2007